Segment Reporting (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Segment Reporting (Details) [Line Items]
Non-current assets (in Rand)	R 226.2	R 140.0
Contribute excess percentage	10.00%	10.00%	10.00%
South Africa [Member]
Segment Reporting (Details) [Line Items]
Segments	The segment information provided to the Group CEO, for the reportable segments for the financial year ended February 29, 2024, February 28, 2023 and February 28, 2022 as follows: